Share-based Compensation (Details) (Options)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2011
Options
Share-based Compensation
Shares authorized	10,000,000		7,720,000
Requisite service period	5 years
Contractual term	10 years
Vesting period	5 years
Percentage of awards vesting on the first anniversary	20.00%
Percentage of awards vesting ratably over the remaining period	80.00%
Vesting period of remaining awards	48 months
Options outstanding (in shares)	1,293,856	1,582,080
Non-vested restricted shares outstanding (in shares)	1,107,192
Ordinary shares available for future grants	3,246,536